Earnings Per Share - Summary of Earnings Per Share (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Earnings attributable to BHP shareholders
Continuing operations	$ 8,648	$ 6,652	$ 6,375
Total	$ 8,306	$ 3,705	$ 5,890
Weighted average number of shares
Basic	5,180	5,323	5,323
Diluted	5,193	5,337	5,336
Basic earnings per ordinary share
Continuing operations	$ 1.669	$ 1.250	$ 1.198
Total	1.603	0.696	1.107
Diluted earnings per ordinary share
Continuing operations	1.665	1.246	1.195
Total	$ 1.599	$ 0.694	$ 1.104